Deposits Time Deposits by Maturity (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Time Deposits, by Maturity [Line Items]
2013	$ 105,910
2014	22,067
2015	16,271
2016	2,979
2017	5,546
Time deposits	$ 152,773	$ 157,725